Taxes - Tax Loss Carryforwards Rollforward (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes [Abstract]
Tax loss carryforwards, beginning	$ 30,041,000,000	$ 26,617,000,000
Derecognized	(13,348,000,000)	33,000,000
Additions	14,639,000,000	8,306,000,000
Usage of tax losses	(460,000,000)	(5,600,000,000)
Translation effect of beginning balances	451,000,000	685,000,000
Tax loss carryforwards, ending	31,323,000,000	30,041,000,000	$ 26,617,000,000
Taxes withheld on payment of dividends	0	0	0
Temporary differences for which tax liability not recognized	$ 40,217,000,000	$ 44,830,000,000	$ 41,280,000,000